UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.


1.  Name and address of issuer:     FBL Variable Insurance Series Fund
     5400 University Avenue
     West Des Moines, IA  50266


2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

Value Growth Portfolio, High Grade Bond Portfolio, High Yield
Bond Portfolio, Managed Portfolio, Blue Chip Portfolio, Money
Market Portfolio


3.   Investment Company Act File Number:  811-05069

     Securities Act File Number:  33-12791


4.(a).  Last day of fiscal year for which this Form is filed:

     December 31, 1997


4.(b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4.(c.) / / Check box if this is the last time the issuer will be filing this Form.


5.  Calculation of registration fee:

(i) Aggregate sale price of securities sold during the
	fiscal year pursuant to section 24f:		$	0
     (ii) Aggregate price of securities redeemed or
	repurchased during the fiscal year:		$	0

     (iii)Aggregate price of securities redeemed or
	repurchased during any prior fiscal year ending no
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:			$	0

     (iv) Total available redemption credits (add items 5(ii) and
5(iii)):		-$	0

(v)  Net sales
(if item 5(i) is greater than item 5(iv), subtract item 5(iv)
from item 5(i)):	  $	0
     (vi) Redemption credits available for use in future years (if item 5(i) is less than item 5(iv), subtract item 5(iv) from item
5(i)):               $	0
     (vii)Multiplier for determining registration fee (See
instruction C.9):		  X  .000295

     (viii)Registration fee due (multiply item 5(v) by item
5(vii))(enter "0" if no fee is due):		=$	0

6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

If there is a number of shares or other units that were
registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:  0


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

+$	0


8. Total of the amount of the registration fee due plus any
9. interest due (line 5(viii) plus line 7):

=$	0

*Registrant sells its shares exclusively to unmanaged separate accounts organized as unit investment trusts.

10. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:	/ X/  Wire Transfer	/  /  Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates
indicated.
/s/ Dennis M. Marker
By (Signature and Title)*Dennis M. Marker, Investment Administration Vice
 President

Date   March 27, 1998

*Please print the name and title of the signing officer below the signature.